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December 29, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:  Rule 24f-2 Notice for
     IDS Global Series, Inc.
     SEC File No. 33-25824/811-5696

Commissioners:

[i]  In accordance with the provisions of Rule 24f-2, IDS Global
     Series, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 ("Fiscal Year").

[ii] Amount of securities registered other than under
     24f-2 which were unsold at the beginning of the
     fiscal year.*                                              $0

[iii]Amount of securities registered during the fiscal
     year other than under 24f-2**                              $0

[iv] Amount of securities sold during the fiscal
     year***                                          $189,058,971

[v]  Amount of securities sold pursuant to 24f-2      $189,058,971

[vi] Fee     $189,058,971     x       2900              $65,192.75

Enclosed please find an opinion of counsel.

A check for the filing fee in the amount of $51,192.75 was wired on or about December 22, 1995. A check for $14,086.81, the remainder of the filing fee, was wired on December 29, 1995.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS Global Series, Inc.


Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/rjf
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Securities and Exchange Commission
December 22, 1995

                                                                            IDS Global Bond Fund      IDS Global Growth Fund
  *  Shares registered in prior years                                                            0                         0

     Share price on                                    December 19, 1995                      6.47                      6.69

     Value of shares                                                                             0                         0


 **  Shares registered in current years                                                          0                         0

     Share price on                                    December 19, 1995                      6.47                      6.69

     Value of shares                                                                             0                         0


***  Aggregate Sales                                                                   240,775,015               413,802,788

     Aggregate Redemptions                                                             145,625,289               319,893,543

     Securities Sold during Fiscal Year                                                 95,149,726                93,909,245


     Fee                                                                                 32,810.25                 32,382.50
